Inventories	12 Months Ended
Sep. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2024 and 2023 consisted of the following:

	2024	2023
Raw materials	$13,985,558	$13,243,104
Work in process	264,814	247,113
Finished goods	9,062,606	13,216,411
Total	$23,312,978	$26,706,629

There was no inventory write-downs recognized for the years ended September 30, 2024, 2023 and 2022.